Income Taxes - Reconciliations of Differences between Statutory Income Tax Rates and Effective Income Tax Rates (Detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Statutory income tax rate	38.00%	38.00%	40.90%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	2.80%	1.30%	1.00%
Non-taxable income	(0.10%)	(0.10%)	(0.10%)
Change in valuation allowance	(1.60%)	(2.40%)	(1.70%)
Adjustment of estimated income tax accruals	(2.50%)	0.40%	(0.50%)
Unrecognized tax benefits	0.60%	2.20%	0.00%
Tax credit, principally research	(5.10%)	(1.20%)	(1.10%)
Effect of tax law changes	7.50%		1.10%
Impairment charges for goodwill, nondeductible	8.40%
The difference between the current statutory tax rate and the future statutory rate	2.60%	(0.40%)	1.90%
Non-deductible local taxes	5.20%	2.30%	1.50%
Other, net	2.00%	(1.40%)	(0.70%)
Effective income tax rate	57.80%	38.70%	42.30%